Financial Instruments and Risk Management (Details) - Schedule of liquidity risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Liquidity Risks Abstract
Trade payables	$ 2,332	$ 4,068
Loans (see also note 12)	215	2,083
Loan from major shareholder (see also note 9)		272
Financial liability at fair value	648
Convertible Securities (see also note 10)	7,242	194
Derivative liabilities - warrants (see also note 14G)	1,261	359
Lease liabilities (see also note 15)	385	305
Total	$ 12,083	$ 7,281